Related party transactions - Gains in Other Operating Income (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Mar. 13, 2020	Apr. 26, 2017
Related Party Transaction [Line Items]
Carrying value of related party receivable	$ 716		$ 704
Net (loss)/gain on debt extinguishment	0	$ 0	(22)	$ 19
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Related Party Transaction [Line Items]
Total contingent consideration recognized	0	7	0	27
Disposal Group, Disposed of by Sale, Not Discontinued Operations | West Polaris earn out realized
Related Party Transaction [Line Items]
Total contingent consideration recognized	0	0	0	13
Disposal Group, Disposed of by Sale, Not Discontinued Operations | West Vela earn out realized
Related Party Transaction [Line Items]
Total contingent consideration recognized	0	$ 7	$ 0	$ 14
Subordinated loans including accrued interest and fees | Archer
Related Party Transaction [Line Items]
Related party receivable before conversion						$ 146
Related party receivable after conversion						45
Interest rate on related party receivable			5.50%
Carrying value of related party receivable	$ 43		$ 35
Conversion price (in dollars per share)			$ 2.083
Subordinated loans including accrued interest and fees | Archer | Subsequent Event
Related Party Transaction [Line Items]
Carrying value of related party receivable					$ 13
Conversion price (in dollars per share)					$ 0.40
Fair value | Subordinated loans including accrued interest and fees | Archer
Related Party Transaction [Line Items]
Carrying value of related party receivable			$ 35			56
Fair value | Embedded derivative option | Archer
Related Party Transaction [Line Items]
Carrying value of related party receivable			$ 0
Carrying value | Subordinated loans including accrued interest and fees | Archer
Related Party Transaction [Line Items]
Carrying value of related party receivable						$ 37